CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital
	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2025		December 31, 2025
Ordinary shares	70,000,000	37,301,367	70,000	37,301
	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2024		December 31, 2024
Ordinary shares	70,000,000	36,607,407	70,000	36,607
	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2023		December 31, 2023
Ordinary shares	70,000,000	33,326,736	70,000	33,327

Disclosure of share-based payment
Allotment date	Share price	Exercise price	Expected option life	Risk-free interest rate	Average standard deviation (**)	Option fair value
The weighted average for 2025	$42.52	-	-	-	-	$42.52
The weighted average for 2024	$25.78	-	-	-	-	$25.78
The weighted average for 2023	$19.92	-	-	-	-	$19.92
December 17, 2025 - RSU	$ 44.49	-	-	-	-	$ 44.49
December 9, 2025 - RSU	$ 43.09	-	-	-	-	$ 43.09
August 11, 2025- RSU	$44.76	-	-	-	-	$44.76
June 3, 2025 - Options	$ 44.12	$ 41.00	5	0.0409	0.5717	$ 24.21
June 3, 2025 - RSUs	$ 44.12	-	-	-	-	$ 44.12
May 12, 2025 - Options	$ 40.65	$ 0.01	5	0.0409	0.5770	$ 40.64
May 12, 2025 - RSUs	$ 40.65	-	-	-	-	$ 40.65
September, 6, 2024 – RSUs	$ 23.72	-	-	-	-	$ 23.72
September, 6, 2024 – Options	$21.02	$22.59	5	0.0373	0.6374	$11.59
August 6, 2024 - RSU	$ 21.02	-	-	-	-	$ 21.02
June 25, 2024 - RSUs	$ 21.55	-	-	-	-	$ 21.55
May 12, 2024 - RSUs	$ 28.49	-	-	-	-	$ 28.49
February 27, 2024 - RSUs	$ 27.93	-	-	-	-	$ 27.93
February 1, 2024 - RSUs	$ 24.25	-	-	-	-	$ 24.25
November, 2023 – RSUs	$ 19.57	-	-	-	-	$ 19.57
June 26, 2023 – Options	$ 19.34	$ 18.83	5	0.0396	0.678	$11.03
June 26, 2023 – RSUs	$ 19.34	-	-	-	-	$19.34

(**) The Average standard deviation was determined based on historical volatility of the company.

Disclosure of breakdown of options and the weighted average exercise price
	December 31, 2025		December 31, 2024		December 31, 2023
	Number of awards	Weighted average exercise price	Number of awards	Weighted average exercise price	Number of awards	Weighted average exercise price
Number of awards outstanding at beginning of year	2,494,010	18.7	3,339,120	17.8	3,823,052	19.3
New granted	326,716	6.55	283,371	22.5	264,256	18.8
Exercised awards	(693,960)	8.32	(680,671)	8.00	(370,732)	6.6
Forfeited awards	(130,974)	26.99	(414,134)	26.0	(366,633)	26.1
Expired awards	(34,405)	22.41	(33,676)	19.15	(10,823)	14.8
Outstanding awards at end of year	1,961,387	18.76	2,494,010	18.70	3,339,120	17.8
Exercisable options at end of year	1,114,565	21.19	1,274,794	14.20	1,550,358	11.7